Securities - Summary of Classification of Securities (Detail) - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024
Schedule of Securities By Classification [Line Items]
Total FVTPL securities		$ 20,103	$ 19,064
Fair value through other comprehensive income (FVOCI) securities	[1]	100,257	93,702
Amortized Cost Securities	[2]	107,444	115,188
Total		411,068	396,880
Mandatorily measured at fair value [member]
Schedule of Securities By Classification [Line Items]
Total FVTPL securities		7,232	6,850
Related To Securities Held By Insurance Subsidiaries [Member]
Schedule of Securities By Classification [Line Items]
Total FVTPL securities		12,871	12,214
Trading securities [member]
Schedule of Securities By Classification [Line Items]
Trading securities	[3]	$ 183,264	$ 168,926

[1]	Amounts are net of ACL of $4 million ($4 million as at October 31, 2024).
[2]	Amounts are net of ACL of $3 million ($3 million as at October 31, 2024).
[3]	Trading securities include interests of $28,120 million as at January 31, 2025 ($21,485 million as at October 31, 2024) in Collateralized Mortgage Obligations (CMO). We receive CMO in return for our sales of Mortgage Backed Securities (MBS) to certain structured vehicles that we do not consolidate. When we subsequently sell these CMO to third parties, but do not transfer substantially all risks and rewards of ownership to the third-party investor, or we maintain an interest in the sold instrument, we retain these CMO on our Consolidated Balance Sheet. Refer to Note 7 of our annual consolidated financial statements for the year ended October 31, 2024 for further discussion on these vehicles.